Significant Accounting Policies - Schedule of Classification of Financial Liabilities Under IFRS9 (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	¥ 34,985		¥ 28,810
Other financial liabilities, current	36,726		28,003
Other financial liabilities, non-current	527		602
IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables		¥ 28,810
Other financial liabilities, current		28,003
Other financial liabilities, non-current		602
IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables		28,810
Other financial liabilities, current		28,003
Other financial liabilities, non-current		602
Financial liabilities measured at amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	34,985		28,810
Financial liabilities measured at amortized cost [Member] | Deposits received [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current	13,653		5,730
Financial liabilities measured at amortized cost [Member] | Short-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current	23,000		22,224
Financial liabilities measured at amortized cost [Member] | Others [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current	57		46
Other financial liabilities, non-current	231		93
Financial liabilities measured at amortized cost [Member] | Office security deposits received under sublease agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, non-current	16		23
Financial liabilities measured at amortized cost [Member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables		28,810
Financial liabilities measured at amortized cost [Member] | IAS 39 [member] | Deposits received [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current		5,730
Financial liabilities measured at amortized cost [Member] | IAS 39 [member] | Short-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current		22,224
Financial liabilities measured at amortized cost [Member] | IAS 39 [member] | Others [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current		49
Other financial liabilities, non-current		93
Financial liabilities measured at amortized cost [Member] | IAS 39 [member] | Office security deposits received under sublease agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, non-current		23
Financial liabilities measured at amortized cost [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables		28,810
Financial liabilities measured at amortized cost [Member] | IFRS9 [member] | Deposits received [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current		5,730
Financial liabilities measured at amortized cost [Member] | IFRS9 [member] | Short-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current		22,224
Financial liabilities measured at amortized cost [Member] | IFRS9 [member] | Others [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current		49
Other financial liabilities, non-current		93
Financial liabilities measured at amortized cost [Member] | IFRS9 [member] | Office security deposits received under sublease agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, non-current		23
Financial liabilities at fair value through profit or loss, category [member] | Put option liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current	16		3
Other financial liabilities, non-current	¥ 280		¥ 486
Financial liabilities at fair value through profit or loss, category [member] | IAS 39 [member] | Put option liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, non-current		486
Financial liabilities at fair value through profit or loss, category [member] | IFRS9 [member] | Put option liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, non-current		486
Financial assets/liabilities at fair value through profit or loss [member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, non-current		486
Financial assets/liabilities at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member] | IFRS9 [member] | Put option liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, non-current		486
Financial assets/liabilities at amortized cost [member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables		28,810
Other financial liabilities, current		28,003
Other financial liabilities, non-current		116
Financial assets/liabilities at amortized cost [member] | Financial liabilities measured at amortized cost [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables		28,810
Financial assets/liabilities at amortized cost [member] | Financial liabilities measured at amortized cost [Member] | IFRS9 [member] | Deposits received [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current		5,730
Financial assets/liabilities at amortized cost [member] | Financial liabilities measured at amortized cost [Member] | IFRS9 [member] | Short-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current		22,224
Financial assets/liabilities at amortized cost [member] | Financial liabilities measured at amortized cost [Member] | IFRS9 [member] | Others [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, current		49
Other financial liabilities, non-current		93
Financial assets/liabilities at amortized cost [member] | Financial liabilities measured at amortized cost [Member] | IFRS9 [member] | Office security deposits received under sublease agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities, non-current		¥ 23